Stockholders' Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Warrant Shares
Outstanding	24,466,783	21,212,813	17,017,601
Issued		3,539,315	6,191,500
Exercised or cancelled		(285,345)	(1,996,288)
Outstanding, September 30, 2015		24,466,783	21,212,813
Weighted Average Exercise Price
Outstanding	$ 0.47	$ 1.19	$ 1.29
Issued		0.41	0.75
Exercised or cancelled		53.64	0.36
Outstanding		$ 0.47	$ 1.19
Expiring in 2016
Expiring in 2017	7,235,622	7,235,622
Expiring in 2018	3,399,546	3,399,546
Expiring thereafter	13,831,615	13,831,615